Cash Flow Information (Narrative) (Details) - USD ($)							1 Months Ended	2 Months Ended	12 Months Ended		24 Months Ended
		Dec. 01, 2015	Mar. 02, 2015	Dec. 01, 2014	Mar. 01, 2014	Feb. 28, 2014	Dec. 31, 2014	Mar. 01, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Business Acquisition [Line Items]
Consideration reflected as a payable to Phillips 66	[1]						$ 18,000,000		$ 3,900,000	$ 18,000,000	$ 3,900,000
Sand Hills/Southern Hills/ Explorer [Member]
Business Acquisition [Line Items]
Historical book value of the net assets acquired	[1],[2]								734,300,000
General Partner [Member]
Business Acquisition [Line Items]
Cash consideration deemed a distribution to our General Partner	[1],[2]								$ 145,700,000	262,000,000
Gold Line/Medford Acquisition [Member]
Business Acquisition [Line Items]
Historical book value of the net assets acquired	[1],[2]									138,000,000
Bayway Ferndale Cross-Channel Acquisition [Member]
Business Acquisition [Line Items]
Historical book value of the net assets acquired	[1],[2]									28,000,000
Phillips 66 [Member] | General Partner [Member] | Sand Hills/Southern Hills/ Explorer [Member]
Business Acquisition [Line Items]
Cash consideration deemed a distribution to our General Partner			$ 145,700,000
Phillips 66 [Member] | Gold Line/Medford And Bayway/Ferndale/Cross-Channel Acquisitions [Member] | General Partner [Member]
Business Acquisition [Line Items]
Value assigned to common and general partner units issued to Phillips 66											0
Phillips 66 [Member] | Gold Line/Medford Acquisition [Member] | General Partner [Member]
Business Acquisition [Line Items]
Cash consideration deemed a distribution to our General Partner					$ 262,000,000
Note payable assumed deemed a noncash distribution to General Partner					160,000,000
Reduction in our General Partner’s capital balance					422,000,000
Phillips 66 [Member] | Bayway Ferndale Cross-Channel Acquisition [Member]
Business Acquisition [Line Items]
Aggregate fair value of units issued for assets acquired				$ 68,000,000
Phillips 66 [Member] | Bayway Ferndale Cross-Channel Acquisition [Member] | General Partner [Member]
Business Acquisition [Line Items]
Reduction in our General Partner’s capital balance				118,900,000
Common Units [Member] | Phillips 66 [Member] | Gold Line/Medford And Bayway/Ferndale/Cross-Channel Acquisitions [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Value assigned to common and general partner units issued to Phillips 66											$ 0
Phillips 66 [Member] | Phillips 66 [Member] | Sand Hills/Southern Hills/ Explorer [Member]
Business Acquisition [Line Items]
Historical book value of the net assets acquired			734,300,000
Cash paid (an investing cash outflow)			880,000,000
Total consideration			$ 1,010,000,000
Phillips 66 [Member] | Phillips 66 [Member] | Bayou Bridge Pipeline LLC [Member]
Business Acquisition [Line Items]
Cash paid (an investing cash outflow)		$ 34,800,000
Total consideration		69,600,000
Phillips 66 [Member] | Phillips 66 [Member] | Palermo Rail Terminal Project [Member]
Business Acquisition [Line Items]
Cash paid (an investing cash outflow)							26,500,000
Cash consideration for assets							28,000,000
Consideration reflected as a payable to Phillips 66							1,500,000			1,500,000
Notes payable to Phillips 66 assumed as part of consideration for acquisition							7,600,000
Historical carrying value of assets transferred							41,600,000
Phillips 66 [Member] | Phillips 66 [Member] | Eagle Ford Gathering System Project [Member]
Business Acquisition [Line Items]
Cash paid (an investing cash outflow)							5,500,000
Cash consideration for assets							11,800,000
Consideration reflected as a payable to Phillips 66							6,300,000			6,300,000
Total consideration							11,800,000
Phillips 66 [Member] | Phillips 66 [Member] | Common Partner And General Partner [Member] | Bayou Bridge Pipeline LLC [Member]
Business Acquisition [Line Items]
Aggregate fair value of units issued for assets acquired		$ 34,800,000
Phillips 66 [Member] | Phillips 66 [Member] | Common Partner And General Partner [Member] | Palermo Rail Terminal Project [Member]
Business Acquisition [Line Items]
Aggregate allocated value of units issued							6,000,000
Phillips 66 [Member] | Phillips 66 [Member] | Gold Line/Medford Acquisition [Member]
Business Acquisition [Line Items]
Historical book value of the net assets acquired					138,000,000
Cash paid (an investing cash outflow)					400,000,000
Cash consideration for assets								$ 400,000,000
Historical carrying value of assets transferred						$ 138,000,000
Total consideration					700,000,000
Aggregate fair value of units issued for assets acquired					$ 140,000,000
Phillips 66 [Member] | Phillips 66 [Member] | Bayway Ferndale Cross-Channel Acquisition [Member]
Business Acquisition [Line Items]
Historical book value of the net assets acquired				160,100,000
Cash paid (an investing cash outflow)				28,000,000			28,000,000
Cash consideration for assets				35,000,000
Consideration reflected as a payable to Phillips 66							$ 7,000,000			$ 7,000,000
Note payable assumed attributable to historical book value				125,100,000
Notes payable to Phillips 66 assumed as part of consideration for acquisition				244,000,000
Total consideration				$ 340,000,000

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.
[2]	See Note 19—Cash Flow Information for additional information.